Related Party Transactions - Schedule of Related Parties with Transactions and Related Party Relationships (Details) - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Dr. Guohua Zhang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	[1]	Former Chief Executive Officer and Chairman of the Board
Due to related parties	[2]		$ 952,181
Mr. Jinyu Chang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	[3]	Controller of the Company, former Chairman of the Board
Mr. Dong Zhang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Mr. Hanxi Chang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Former Chief Executive Officer
Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Shoucheng, Lei, director of Topsheen Shipping
Due to related parties		$ 10,724	4,137
Topsheen Shipping Limited (Topsheen Ltd.”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Due to related parties			6,242
Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Creation International (HK) Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Moral Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Due from related parties		$ 366,612
New Galion Group (HK) Co. Ltd (“New Galion”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Jinyu Chang, a major shareholder of the Company
Speed Wealthy Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mrs.Ran Li (Mrs. Li is Dong Zhang’s spouse)
Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties	[4]	$ 1,062,196
Due to related parties	[5]		4,540,347
High-Trend [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties	[6]		3,472
Due to related parties		5,080
Related Party [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties		1,428,808	3,472
Due to related parties		91,059	5,502,907
Services to related parties		74,201,123	47,993,758	$ 37,091,083
Jinyu Chang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due to related parties		75,255
Freight Costs [Member] | Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		35,304		64,967
Freight Costs [Member] | Max Bright Marine Service Co. Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		4,391,406	4,722,665	2,648,111
Freight Costs [Member] | Top Legend Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		4,398,896	3,797,942	3,176,917
Freight Costs [Member] | Top Creation International (HK) Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		4,986,161	3,223,900	1,856,363
Freight Costs [Member] | Top Moral Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		3,965,931	3,594,467	8,567
Freight Costs [Member] | Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		55,869,806	32,074,722	28,809,218
Collection agent [Member] | Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		553,619	580,062	526,940
Transportation Services [Member] | Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		62,773	249,753	371,826
Transportation Services [Member] | Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties			73,532
Transportation Services [Member] | Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties				106,235
Transportation/Freight Services [Member] | Related Party [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Services to related parties		$ 62,773	$ 323,285	$ 478,061

[1]	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”) was the ultimate controlling shareholder of the Company, holding a 67.14% beneficial ownership interest. On July 11, 2024, Dr. Zhang and transferred 800,000 Class A Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection with the transaction, Dr. Zhang resigned as Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of the Board of Directors on October 16, 2024. The Company’s shareholders voted to approve the removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang (“Mr. Chang”) as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholder of the Company. As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest and ceased to be a related party.
[2]	As of October 31, 2024, Dr. Guohua Zhang advanced $952,181 to the Group to pay operating business expanses. All these advances are non-interest bearing and due on demand. As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest and ceased to be a related party. The balance of $952,181 was reclassified to accrued expenses and other liabilities.
[3]	Effective March 13, 2025, Mr. Chang resigned as the Chairman of our Board of Directors, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the Chairman of our Board of Directors.
[4]	The balance mainly represents certain payments made for vessel leases, which were subsequently cancelled and was subject to refund as of October 31,2025. The balance was fully collected as of December 31, 2025.
[5]	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited and was extinguished pursuant to an agreement signed on March 10, 2025. (see below (d) Issuance of shares for private placement/warrants settlement to related parties).
[6]	The balance mainly represents a one-time advance to cover emergency business costs to High-Trend as of October 31, 2024.